As filed with the Securities and Exchange Commission on October 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	83.5%
	Agriculture	0.8%
	Bunge Limited Finance Corp.
$1,765,000	8.50%, due 6/15/19		$2,255,040

	Airlines	0.2%
	Continental Airlines, Inc.
653,442	5.983%, due 4/19/22		663,243

	Appliances	0.8%
	Whirlpool Corp.
2,090,000	5.50%, due 3/1/13		2,208,643

	Auto Parts	1.4%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20		1,766,666
	BorgWarner, Inc.
2,000,000	4.625%, due 9/15/20		2,125,834
			3,892,500

	Banks	3.3%
	Capital One Financial Corp.
2,930,000	6.15%, due 9/1/16		3,153,506
	Fifth Third Bancorp
1,090,000	4.50%, due 6/1/18		1,090,246
425,000	8.25%, due 3/1/38		483,095
	Huntington Bancshares
1,440,000	7.00%, due 12/15/20		1,652,092
	Key Bank NA
1,000,000	5.80%, due 7/1/14		1,093,233
	Suntrust Banks
1,200,000	6.00%, due 9/11/17		1,311,871
	UBS AG Preferred Funding Trust
400,000	6.243%, due 5/15/16 (a)		364,000
			9,148,043

	Beverages	1.0%
	Dr. Pepper Snapple Group, Inc.
2,800,000	2.90%, due 1/15/16		2,909,634

	Broker	0.5%
	Jefferies Group, Inc.
550,000	6.25%, due 1/15/36		536,655
	Nomura Holdings, Inc.
850,000	6.70%, due 3/4/20		961,893
			1,498,548

	Cable/Satellite	1.0%
	Direct TV Holdings
1,870,000	5.00%, due 3/1/21		2,014,108
800,000	6.00%, due 8/15/40		845,792
			2,859,900

	Chemicals	2.1%
	Agrium, Inc.
1,700,000	6.125%, due 1/15/41		1,944,283
	Dow Chemical Co.
1,440,000	4.25%, due 11/15/20		1,476,310
1,990,000	7.375%, due 11/1/29		2,501,697
			5,922,290

	Communications	0.4%
	U.S. WEST Communications, Inc.
1,285,000	6.875%, due 9/15/33		1,240,025

	Construction	0.8%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16		2,343,391

	Consumer Products	0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16		200,940

	Diversified Manufacturing	1.2%
	ITT Corp.
2,090,000	6.125%, due 5/1/19		2,607,225
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		681,539
			3,288,764

	Electric Utilities	9.8%
	Ameren Corp.
700,000	8.875%, due 5/15/14		798,870
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14		1,909,383
	Constellation Energy Group
1,360,000	7.60%, due 4/1/32		1,642,860
	Consumers Energy
1,295,000	5.50%, due 8/15/16		1,488,946
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15		1,396,281
	DTE Energy Co.
1,360,000	6.375%, due 4/15/33		1,595,676
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18		1,636,895
	Entergy Texas, Inc.
2,120,000	7.125%, due 2/1/19		2,579,440
	Exelon Corp.
915,000	4.90%, due 6/15/15		1,004,761
1,315,000	5.625%, due 6/15/35		1,345,697
	FirstEnergy Corp.
695,000	7.375%, due 11/15/31		810,593
	Indiana Michigan Power
850,000	6.05%, due 3/15/37		971,442
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,658,463
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18		1,460,086
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14		1,885,102
	Oncor Electric Delivery
555,000	7.00%, due 5/1/32		697,059
	Southern Union Co.
3,000,000	7.60%, due 2/1/24		3,653,421
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		614,453
			27,149,428

	Electronic Parts Distribution	0.4%
	Arrow Electronics, Inc.
1,000,000	5.125%, due 3/1/21		1,005,964

	Energy	0.2%
	Diamond Offshore Drilling, Inc.
400,000	5.875%, due 5/1/19		468,400

	Finance	0.8%
	SLM Corp.
1,000,000	5.375%, due 5/15/14		996,070
1,150,000	8.45%, due 6/15/18		1,219,177
			2,215,247

	Finance - Credit Cards	0.5%
	American Express Co.
1,425,000	6.80%, due 9/1/66 (a)		1,424,644

	Food	2.4%
	ConAgra Foods, Inc.
450,000	7.125%, due 10/1/26		502,347
	Kraft Foods, Inc.
955,000	4.125%, due 2/9/16		1,032,181
2,135,000	6.50%, due 8/11/17		2,583,570
1,330,000	6.875%, due 2/1/38		1,589,768
	Kroger Co.
780,000	6.15%, due 1/15/20		932,691
			6,640,557

	Gas Pipelines	0.2%
	Plains All American Pipeline, L.P.
500,000	6.50%, due 5/1/18		575,659

	Health Care	1.0%
	Humana Inc.
2,255,000	7.20%, due 6/15/18		2,696,353

	Insurance	5.6%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)		326,813
	American International Group
1,000,000	5.05%, due 10/1/15		1,013,682
1,350,000	8.25%, due 8/15/18		1,526,857
1,780,000	8.175%, due 5/15/58 (a)		1,773,859
	CIGNA Corp.
165,000	6.15%, due 11/15/36		184,411
	CNA Financial Corp.
700,000	5.85%, due 12/15/14		750,419
	Genworth Financial, Inc.
700,000	5.75%, due 6/15/14		690,916
	Hartford Financial Services Group
500,000	5.375%, due 3/15/17		516,298
	Lincoln National Corp.
1,100,000	8.75%, due 7/1/19		1,366,162
	Marsh & McLennan Cos., Inc.
233,000	5.75%, due 9/15/15		262,138
	MetLife, Inc.
855,000	6.40%, due 12/15/66		782,526
	Protective Life Corp.
350,000	7.375%, due 10/15/19		410,050
	Prudential Financial, Inc.
2,345,000	5.10%, due 9/20/14		2,526,536
870,000	6.625%, due 12/1/37		961,263
	Willis North America Inc.
1,365,000	6.20%, due 3/28/17		1,507,782
	XL Capital Ltd.
900,000	5.25%, due 9/15/14		966,473
			15,566,185

	Media	8.1%
	Comcast Corp.
2,215,000	6.50%, due 1/15/17		2,633,655
2,460,000	7.05%, due 3/15/33		2,927,821
	Interpublic Group of Companies
3,000,000	6.25%, due 11/15/14		3,255,000
	News America, Inc.
750,000	5.30%, due 12/15/14		830,045
2,435,000	6.20%, due 12/15/34		2,565,341
	Time Warner, Inc.
3,540,000	7.625%, due 4/15/31		4,363,078
	Time Warner Cable, Inc.
2,880,000	7.50%, due 4/1/14		3,292,606
	Time Warner Entertainment Company, L.P.
1,860,000	8.375%, due 7/15/33		2,399,768
	Viacom, Inc.
150,000	6.875%, due 4/30/36		178,602
			22,445,916

	Medical Services	0.3%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18		838,074

	Metals	0.6%
	Alcoa Inc.
810,000	5.55%, due 2/1/17		865,236
	Southern Copper Corp.
850,000	6.75%, due 4/16/40		901,904
			1,767,140

	Mining	3.3%
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19		1,809,585
	Cliffs Natural Resources, Inc.
1,270,000	4.875%, due 4/1/21		1,282,533
	Newmont Mining Corp.
2,760,000	5.125%, due 10/1/19		3,098,638
	Vale Overseas Limited
1,325,000	6.25%, due 1/23/17		1,507,418
1,375,000	6.875%, due 11/21/36		1,578,226
			9,276,400

	Office Equipment	0.6%
	Xerox Corp.
1,446,000	6.40%, due 3/15/16		1,657,972

	Oil & Gas	11.0%
	Anadarko Petroleum Corp.
10,000	5.95%, due 9/15/16		11,253
1,100,000	6.45%, due 9/15/36		1,175,883
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		982,880
725,000	6.50%, due 2/15/37		832,596
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		908,291
	Encana Holdings Financial Corp.
10,000	5.80%, due 5/1/14		11,042
	Enterprise Products
375,000	5.60%, due 10/15/14		412,015
1,100,000	5.95%, due 2/1/41		1,147,310
	Hess Corp.
575,000	8.125%, due 2/15/19		751,186
1,980,000	7.875%, due 10/1/29		2,563,118
	Kinder Morgan Energy Partners
1,160,000	5.125%, due 11/15/14		1,276,008
1,420,000	5.80%, due 3/15/35		1,429,432
	Marathon Oil Corp.
427,000	5.90%, due 3/15/18		500,851
690,000	6.60%, due 10/1/37		800,999
	Nexen, Inc.
900,000	6.40%, due 5/15/37		929,002
	Pemex Master Trust
2,150,000	5.75%, due 3/1/18		2,403,667
1,150,000	6.625%, due 6/15/35		1,276,705
	Petrobras International Finance Co.
2,465,000	5.875%, due 3/1/18		2,691,780
1,440,000	6.875%, due 1/20/40		1,658,380
	Suncor Energy, Inc.
700,000	6.10%, due 6/1/18		813,117
2,040,000	6.50%, due 6/15/38		2,356,200
	Talisman Energy
685,000	6.25%, due 2/1/38		757,293
	Transocean Inc.
1,320,000	6.00%, due 3/15/18		1,462,696
	Valero Energy Corp.
2,055,000	6.625%, due 6/15/37		2,214,236
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19		1,142,601
			30,508,541

	Pharmacy Services	1.1%
	Express Scripts, Inc.
2,800,000	6.25%, due 6/15/14		3,120,292

	Pipelines	3.2%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35		1,138,145
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		647,636
	EQT Corp.
1,380,000	8.125%, due 6/1/19		1,704,137
	ONEOK, Inc.
2,360,000	5.20%, due 6/15/15		2,608,005
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,508,155
665,000	7.00%, due 10/15/28		796,671
	TransCanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)		403,726
			8,806,475

	Real Estate Investment Trusts	2.4%
	Duke Realty LP
1,350,000	8.25%, due 8/15/19		1,591,457
	ERP Operating LP
715,000	5.25%, due 9/15/14		776,488
	Health Care Property Investors, Inc.
1,350,000	6.00%, due 1/30/17		1,456,246
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22		649,184
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14		817,364
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		630,184
	ProLogis
650,000	6.875%, due 3/15/20		674,564
			6,595,487

	Retail	2.3%
	Home Depot, Inc.
925,000	5.25%, due 12/16/13		1,007,794
2,005,000	5.875%, due 12/16/36		2,194,579
	Kohl's Corp.
1,540,000	6.875%, due 12/15/37		1,872,158
	Macy's Retail Holdings, Inc.
550,000	6.375%, due 3/15/37		558,842
	Staples, Inc.
550,000	9.75%, due 1/15/14		645,021
			6,278,394

	Steel	1.1%
	Arcelormittal SA
2,000,000	9.00%, due 2/15/15		2,306,096
850,000	5.50%, due 3/1/21		833,708
			3,139,804

	Technology	2.2%
	CA Inc.
1,000,000	5.375%, due 12/1/19		1,103,360
	Corning Inc.
3,170,000	5.75%, due 8/15/40		3,356,431
	National Semiconductor Corp.
1,360,000	6.60%, due 6/15/17		1,663,951
			6,123,742

	Telecommunications	5.2%
	American Tower Corp.
2,550,000	5.05%, due 9/1/20		2,597,002
	AT&T Broadband Corp.
794,000	8.375%, due 3/15/13		882,258
	British Telecom PLC
930,000	9.875%, due 12/15/30		1,360,877
	CenturyLink, Inc.
2,520,000	6.00%, due 4/1/17		2,582,292
	Deutsche Telekom International Finance
1,270,000	6.75%, due 8/20/18		1,536,353
1,145,000	8.75%, due 6/15/30		1,552,679
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14		2,149,329
	Telecom Italia Capital
1,800,000	5.25%, due 11/15/13		1,802,768
			14,463,558

	Tobacco	2.7%
	Altria Group, Inc.
2,070,000	9.70%, due 11/10/18		2,739,506
955,000	9.95%, due 11/10/38		1,348,961
	Reynolds American, Inc.
2,845,000	6.75%, due 6/15/17		3,355,760
			7,444,227

	Transportation	3.6%
	Burlington Northern Santa Fe
2,150,000	4.70%, due 10/1/19		2,372,084
475,000	6.15%, due 5/1/37		547,534
	CSX Corp.
1,340,000	5.60%, due 5/1/17		1,541,045
1,270,000	6.22%, due 4/30/40		1,479,067
	Norfolk Southern Corp.
1,100,000	5.257%, due 9/17/14		1,227,503
605,000	7.05%, due 5/1/37		798,244
	Union Pacific Corp.
1,765,000	6.15%, due 5/1/37		2,071,254
			10,036,731

	Waste Disposal	1.3%
	Republic Services, Inc.
2,550,000	5.00%, due 3/1/20		2,853,549
	Waste Management, Inc.
660,000	7.75%, due 5/15/32		859,863
			3,713,412

	Total Corporate Bonds (cost $211,212,168)		232,389,563

	SOVEREIGN BONDS	10.5%
	Federal Republic of Brazil
4,030,000	6.00%, due 1/17/17		4,731,220
4,040,000	7.125%, due 1/20/37		5,383,300
	Republic of Colombia
1,700,000	7.375%, due 3/18/19		2,171,750
1,090,000	7.375%, due 9/18/37		1,474,225
	Republic of Hungary
1,700,000	4.75%, due 2/3/15		1,735,700
	Republic of Peru
1,010,000	8.375%, due 5/3/16		1,265,025
1,550,000	6.55%, due 3/14/37		1,902,625
	Republic of South Africa
2,000,000	6.50%, due 6/2/14		2,256,000
	United Mexican States
670,000	5.875%, due 1/15/14		737,335
3,630,000	5.625%, due 1/15/17		4,192,650
2,618,000	6.75%, due 9/27/34		3,285,590

	Total Sovereign Bonds (cost $26,371,187)		29,135,420

	U.S. GOVERNMENT INSTRUMENTALITIES	0.8%
	U.S. Treasury Bonds	0.8%
	U.S. Treasury Bonds
2,250,000	3.75%, due 8/15/41		2,314,688

	Total U.S. Government Instrumentalities (cost $2,334,736)		2,314,688

Shares

	SHORT-TERM INVESTMENTS	5.4%
14,911,163	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		14,911,163
	Total Short-Term Investments (cost $14,911,163)		14,911,163

	Total Investments (cost $254,829,254)	100.2%	278,750,834
	Liabilities less Other Assets	(0.2)%	(521,399)
	TOTAL NET ASSETS	100.0%	$278,229,435

	(a) Variable rate security. Rate shown reflects the rate in effect at August 31, 2011.
	(b) Rate shown is the 7-day yield at August 31, 2011.

Country Allocation
Country	% of Net Assets
United States	75.6%
Brazil	6.3%
Canada	4.7%
Mexico	4.3%
Luxembourg	1.8%
Colombia	1.3%
Peru	1.1%
Netherlands	1.1%
Switzerland	0.9%
South Africa	0.8%
Hungary	0.6%
United Kingdom	0.5%
Ireland	0.4%
Japan	0.4%
Bermuda	0.2%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	74.5%
	Aerospace/Defense	4.0%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18 (b)		$202,000
	Transdigm, Inc.
150,000	7.75%, due 12/15/18 (b)		153,375
			355,375

	Automotive	4.6%
	Accuride Corp.
50,000	9.50%, due 8/1/18		50,625
	Affinia Group, Inc.
100,000	9.00%, due 11/30/14		98,500
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)		130,000
	UCI International, Inc.
130,000	8.625%, due 2/15/19		126,750
			405,875

	Building Materials	1.0%
	Euramax International, Inc.
100,000	9.50%, due 4/1/16 (b)		86,500

	Chemicals	11.4%
	Kraton Polymers LLC
100,000	6.75%, due 3/1/19		96,500
	Lyondell Chemical Co.
159,000	8.00%, due 11/1/17 (b)		176,888
	Macdermid, Inc.
200,000	9.50%, due 4/15/17 (b)		199,000
	Nexeo Solutions LLC
125,000	8.375%, due 3/1/18 (b)		129,687
	Polymer Group LLC
200,000	7.75%, due 2/1/19 (b)		199,000
	Texas Petrochemical Corp.
200,000	8.25%, due 10/1/17 (b)		205,500
			1,006,575

	Consumer Cyclical Services	3.4%
	GEO Group, Inc.
100,000	6.625%, due 2/15/21		99,000
	West Corp.
200,000	8.625%, due 10/1/18		196,000
			295,000

	Distributors	2.2%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19		195,000

	Diversified Manufacturing	7.0%
	Constellation Enterprises LLC
250,000	10.625%, due 2/1/16 (b)		251,250
	Dynacast International LLC
180,000	9.25%, due 7/15/19 (b)		172,350
	Griffon Corp.
125,000	7.125%, due 4/1/18		118,750
	Pinafore LLC
70,000	9.00%, due 10/1/18 (b)		74,550
			616,900

	Environmental	1.7%
	Casella Waste Systems, Inc.
100,000	7.75%, due 2/15/19 (b)		96,750
	WCA Waste Corp.
50,000	7.50%, due 6/15/19 (b)		50,250
			147,000

	Finance	1.2%
	National Money Mart Co.
100,000	10.375%, due 12/15/16		105,500

	Food and Beverage	2.3%
	Aramark Holdings Corp.
200,000	8.625%, due 5/1/16 (b)		201,500

	Gaming	1.4%
	Scientific Games Corp.
125,000	8.125%, due 9/15/18		126,875

	Healthcare	4.8%
	Air Medical Group Holdings
45,000	9.25%, due 11/1/18 (b)		45,787
	Examworks Group, Inc.
50,000	9.00%, due 7/15/19 (b)		47,375
	Harmony Foods Corp.
140,000	10.00%, due 5/1/16 (b)		139,650
	STHI Holding Corp.
200,000	8.00%, due 3/15/18 (b)		191,000
			423,812

	Industrial - Other	4.3%
	Great Lakes Dredge & Dock Corp.
125,000	7.375%, due 2/1/19 (b)		119,375
	RSC Equipment Rental, Inc.
125,000	8.25%, due 2/1/21		117,188
	United Rentals North America, Inc.
150,000	8.375%, due 9/15/20		137,625
			374,188

	Media Non-Cable	3.3%
	MPL 2 Acquisition Canco, Inc.
200,000	9.875%, due 8/15/18 (b)		193,000
	National Cinemedia LLC
100,000	7.875%, due 7/15/21 (b)		95,000
			288,000

	Metals and Mining	3.7%
	American Rock Salt Company LLC
300,000	8.25%, due 5/1/18 (b)		279,750
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19 (b)		49,375
			329,125

	Packaging	4.7%
	AEP Industries, Inc.
100,000	8.25%, due 4/15/19 (b)		96,750
	Packaging Dynamics Corp.
150,000	8.75%, due 2/1/16 (b)		151,125
	Pretium Packaging LLC
125,000	11.50%, due 4/1/16 (b)		123,437
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		44,750
			416,062

	Paper	8.3%
	Boise Paper Holding Company LLC
52,000	8.00%, due 4/1/20		53,430
	Cascades, Inc.
100,000	7.75%, due 12/15/17		97,500
	Clearwater Paper Corp.
189,000	7.125%, due 11/1/18		190,890
	Smurfit Kappa Funding
200,000	7.75%, due 4/1/15		198,500
	Xerium Technologies, Inc.
200,000	8.875%, due 6/15/18 (b)		192,000
			732,320

	Retailers	3.0%
	Petco Animal Supplies, Inc.
250,000	9.25%, due 12/1/18 (b)		260,000

	Technology	2.2%
	CDW LLC
100,000	8.50%, due 4/1/19 (b)		93,250
	Commscope, Inc.
100,000	8.25%, due 1/15/19 (b)		99,500
			192,750

	Total Corporate Bonds (cost $6,716,264)		6,558,357

Shares
	SHORT-TERM INVESTMENTS	24.6%
2,161,275	Invesco STIT - Prime Portfolio - Institutional Class, 0.04% (a)		2,161,275

	Total Short-Term Investments (cost $2,161,275)		2,161,275

	Total Investments (cost $8,877,539)	99.1%	8,719,632
	Other Assets less Liabilities	0.9%	83,358
	TOTAL NET ASSETS	100.0%	$8,802,990

(a) Rate shown is the 7-day yield at August 31, 2011.
(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's Adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2011, the value of these investments was $4,504,975 or
51.2% of total net assets.

Schedule of Credit Default Swaps on Credit Indices
Sell Protection

		Receive
		Fixed	Expiration	Notional	Unrealized
Counterparty	Reference Index	Rate	Date	Amount	Appreciation

Barclays Bank PLC	CDX.NA.HY.16	5.00%	6/20/16	$1,000,000	$4,028

PIA MBS BOND FUND
Schedule of Investments - August 31, 2011 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	89.1%
	U.S. Government Agencies	89.1%
	FHLMC Pool
$127,227	4.50%, due 5/1/20, #G18052		$136,527
105,587	4.50%, due 3/1/21, #G18119		112,991
112,075	5.00%, due 3/1/21, #G18105		121,158
242,782	4.50%, due 5/1/21, #J01723		260,415
98,754	6.00%, due 6/1/21, #G18124		107,528
344,605	4.50%, due 9/1/21, #G12378		369,794
117,301	5.00%, due 11/1/21, #G18160		126,808
96,457	5.00%, due 2/1/22, #G12522		104,274
183,046	5.00%, due 2/1/22, #J04411		197,423
335,286	5.50%, due 3/1/22, #G12577		364,700
178,770	5.00%, due 7/1/22, #J05243		192,812
1,934,021	4.00%, due 3/1/26, #J14785		2,037,353
24,522	5.50%, due 5/1/35, #B31639		26,956
704,446	5.00%, due 8/1/35, #A36351		761,182
520,856	5.00%, due 10/1/35, #G01940		562,806
612,539	6.00%, due 1/1/36, #A42208		683,126
44,905	7.00%, due 1/1/36, #G02048		51,933
761,269	5.50%, due 2/1/36, #G02031		836,838
261,229	7.00%, due 8/1/36, #G08148		300,518
732,179	6.50%, due 9/1/36, #A54908		828,312
305,755	6.50%, due 11/1/36, #A54094		345,900
390,903	5.50%, due 2/1/37, #A57840		428,424
726,199	5.00%, due 5/1/37, #A60268		782,645
643,463	5.00%, due 6/1/37, #G03094		693,477
1,826,159	5.50%, due 6/1/37, #A61982		1,999,731
1,137,904	6.00%, due 6/1/37, #A62176		1,263,521
2,102,157	6.00%, due 6/1/37, #A62444		2,336,192
336,432	5.00%, due 7/1/37, #A63187		362,582
1,071,367	5.50%, due 8/1/37, #G03156		1,173,197
183,525	6.50%, due 8/1/37, #A70413		206,933
15,731	7.00%, due 8/1/37, #A70079		18,097
63,876	7.00%, due 9/1/37, #A65171		73,450
35,540	7.00%, due 9/1/37, #A65335		40,867
20,538	7.00%, due 9/1/37, #A65670		23,616
176,127	7.00%, due 9/1/37, #A65780		202,528
15,641	7.00%, due 9/1/37, #A65941		17,986
7,329	7.00%, due 9/1/37, #A66041		8,520
254,541	7.00%, due 9/1/37, #G03207		292,825
202,556	6.50%, due 11/1/37, #A68726		228,391
1,475,012	5.00%, due 2/1/38, #A73370		1,588,508
43,539	5.00%, due 2/1/38, #G03836		46,923
167,917	5.00%, due 3/1/38, #A73704		180,837
1,765,281	5.00%, due 4/1/38, #A76335		1,901,112
399,844	5.50%, due 4/1/38, #G04121		437,847
94,122	5.00%, due 5/1/38, #A77463		101,364
176,615	5.50%, due 5/1/38, #A77265		193,126
423,777	5.50%, due 5/1/38, #G04215		463,393
377,715	5.00%, due 6/1/38, #A77986		406,778
90,809	5.00%, due 6/1/38, #G04522		97,797
152,668	5.00%, due 7/1/38, #A79197		164,415
562,827	4.50%, due 9/1/38, #G04773		596,197
149,372	5.00%, due 9/1/38, #G04690		160,866
2,427,390	5.00%, due 10/1/38, #G04832		2,616,064
82,082	5.00%, due 11/1/38, #A82849		88,398
143,621	5.00%, due 12/1/38, #G05683		154,784
784,854	4.50%, due 2/1/39, #A84694		830,161
1,347,849	5.00%, due 2/1/39, #G05507		1,451,561
164,363	4.50%, due 4/1/39, A85612		173,851
521,056	5.00%, due 5/1/39, #G08345		561,068
236,344	5.00%, due 9/1/39, #G05904		254,715
688,121	4.50%, due 11/1/39, #G05748		727,844
628,485	4.50%, due 12/1/39, #A90175		664,766
182,308	4.50%, due 4/1/40, #C03464		192,803
3,039,572	4.50%, due 5/1/40, #G06047		3,215,039
	FHLMC GOLD TBA (a)
11,000,000	4.50%, due 9/15/41		11,611,875
	FNMA Pool
78,514	4.50%, due 10/1/20, #842732		84,316
201,453	4.50%, due 12/1/20, #813954		216,339
117,281	4.50%, due 2/1/21, #845437		125,948
184,608	5.00%, due 2/1/21, #865191		200,060
78,820	5.00%, due 5/1/21, #879112		85,319
290,058	4.50%, due 7/1/21, #845515		310,903
144,284	5.50%, due 10/1/21, #905090		156,781
137,294	5.00%, due 2/1/22, #900946		148,615
302,740	6.00%, due 2/1/22, #912522		329,483
341,193	5.00%, due 6/1/22, #937709		368,473
173,227	5.00%, due 7/1/22, #938033		187,078
210,467	5.00%, due 7/1/22, #944887		229,662
652,467	5.50%, due 7/1/22, #905040		715,099
57,491	4.00%, due 7/1/25, #AE1318		60,680
52,646	4.00%, due 10/1/25, #AE1601		55,567
868,342	4.00%, due 12/1/25, #AH6058		916,516
836,148	4.00%, due 1/1/26, #AH3925		882,536
36,413	4.00%, due 1/1/26, #MA0624		38,433
89,132	4.00%, due 3/1/26, #AH8485		94,077
2,418,302	4.00%, due 5/1/26, #AH8174		2,552,464
8,618	7.00%, due 8/1/32, #650101		9,950
180,176	4.50%, due 3/1/35, #814433		191,505
204,434	4.50%, due 4/1/35, #735396		217,288
142,669	4.50%, due 5/1/35, #822854		151,639
104,142	7.00%, due 6/1/35, #821610		119,836
46,111	7.00%, due 7/1/35, #826251		53,059
161,092	4.50%, due 7/1/35, #826584		171,222
165,740	4.50%, due 7/1/35, #832199		176,162
22,378	5.00%, due 7/1/35, #833958		24,209
236,627	4.50%, due 8/1/35, #835751		251,506
68,886	7.00%, due 9/1/35, #842290		79,267
62,513	4.50%, due 11/1/35, #256032		66,444
146,961	5.00%, due 12/1/35, #852482		158,986
164,989	4.50%, due 1/1/36, #852510		175,363
27,722	7.00%, due 2/1/36, #865190		31,900
39,769	7.00%, due 4/1/36, #887709		45,774
1,363,214	5.00%, due 5/1/36, #745515		1,474,757
25,355	5.00%, due 7/1/36, #888789		27,446
83,365	6.50%, due 7/1/36, #897100		94,000
126,854	7.00%, due 7/1/36, #887793		146,009
258,430	6.00%, due 8/1/36, #892925		287,282
487,372	6.50%, due 8/1/36, #878187		549,551
241,592	5.00%, due 9/1/36, #893621		261,171
193,914	7.00%, due 9/1/36, #900964		223,194
455,749	5.50%, due 10/1/36, #831845		501,204
358,422	5.50%, due 10/1/36, #893087		393,609
343,940	6.00%, due 10/1/36, #897174		382,338
360,892	5.50%, due 12/1/36, #256513		396,321
1,774	6.50%, due 12/1/36, #920162		2,006
110,788	7.00%, due 1/1/37, #256567		127,516
699,357	5.50%, due 2/1/37, #256597		768,015
294,741	6.00%, due 2/1/37, #909357		326,910
10,289	7.00%, due 2/1/37, #915904		11,843
90,997	5.00%, due 3/1/37, #913007		98,243
442,062	5.50%, due 3/1/37, #256636		484,632
24,365	5.00%, due 4/1/37, #914599		26,305
423,659	6.50%, due 5/1/37, #917052		476,121
1,692,268	5.50%, due 6/1/37, #918554		1,855,230
363,320	5.50%, due 6/1/37, #918705		398,307
1,483,622	6.00%, due 6/1/37, #888413		1,645,549
1,190,264	6.00%, due 6/1/37, #917129		1,320,173
148,212	7.00%, due 6/1/37, #256774		170,623
87,500	7.00%, due 6/1/37, #940234		100,731
163,481	5.00%, due 7/1/37, #944534		176,459
451,926	5.50%, due 10/1/37, #954939		495,445
451,411	6.00%, due 12/1/37, #965488		500,679
1,265,867	5.50%, due 2/1/38, #961691		1,386,185
274,538	6.00%, due 6/1/38, #984764		304,330
563,076	5.00%, due 1/1/39, #AA0835		607,564
104,441	5.00%, due 1/1/39, #AA0840		112,693
7,004	5.00%, due 1/1/39, #AA0862		7,558
25,776	5.00%, due 3/1/39, #AA4461		27,813
578,014	5.00%, due 3/1/39, #930635		623,684
18,880	5.00%, due 3/1/39, #930760		20,371
82,646	5.00%, due 3/1/39, #995948		89,228
798,902	5.00%, due 4/1/39, #930871		862,024
690,842	5.00%, due 4/1/39, #930992		745,426
515,630	5.00%, due 4/1/39, #995930		556,370
680,378	5.00%, due 6/1/39, #995896		734,135
1,015,737	4.50%, due 7/1/39, #AE8152		1,075,953
374,285	5.00%, due 7/1/39, #995895		403,858
1,493,921	4.50%, due 8/1/39, #931837		1,581,319
1,387,220	5.00%, due 8/1/39, #AC3221		1,496,825
87,526	4.50%, due 2/1/40, #AC8494		92,646
194,104	4.50%, due 2/1/40, #AD1045		205,460
136,092	4.50%, due 2/1/40, #AD2832		144,054
159,553	5.00%, due 3/1/40, #AB1186		172,159
4,547,819	5.00%, due 5/1/40, #AD6374		4,912,829
56,123	5.00%, due 6/1/40, #AD8058		60,627
464,620	5.00%, due 7/1/40, #AD4634		501,911
689,605	5.00%, due 7/1/40, #AD4994		744,953
85,864	5.00%, due 7/1/40, #AD7565		92,756
2,647,207	4.50%, due 8/1/40, #AD8035		2,802,076
618,036	4.50%, due 8/1/40, #AD8397		654,193
588,551	4.50%, due 8/1/40, #890236		622,674
1,667,185	4.50%, due 9/1/40, #AE1500		1,764,719
394,120	4.50%, due 11/1/40, #AE5162		417,177
987,475	4.50%, due 11/1/40, #AE9834		1,045,245
	FNMA TBA (a)
11,500,000	4.50%, due 9/15/41		12,153,613
	GNMA Pool
26,616	7.00%, due 9/15/35, #647831		31,116
188,332	5.00%, due 10/15/35, #642220		208,565
129,683	5.00%, due 11/15/35, #550718		143,616
124,264	5.50%, due 11/15/35, #650091		139,203
109,732	5.50%, due 12/15/35, #646307		122,924
128,497	5.50%, due 4/15/36, #652534		143,664
135,796	6.50%, due 6/15/36, #652593		154,281
114,187	5.50%, due 7/15/36, #608993		127,665
322,736	6.50%, due 10/15/36, #646564		366,667
208,875	6.00%, due 11/15/36, #617294		236,110
245,378	6.50%, due 12/15/36, #618753		278,990
378,527	5.50%, due 2/15/37, #658419		422,851
915,747	6.00%, due 4/15/37, #668411		1,032,531
626,816	5.00%, due 8/15/37, #671463		692,101
386,714	6.00%, due 10/15/37, #664379		436,031
187,954	5.50%, due 8/15/38, #677224		209,904
362,859	5.50%, due 8/15/38, #691314		405,235
21,595	5.50%, due 12/15/38, #705632		24,117
3,490,442	4.50%, due 5/15/39, #717066		3,792,776
30,826	5.50%, due 6/15/39, #714262		34,426
1,528,897	5.50%, due 6/15/39, #714720		1,707,446
1,748,125	4.50%, due 7/15/39, #720160		1,899,544
4,841,858	5.00%, due 9/15/39, #726311		5,345,403
25,306	5.50%, due 1/15/40, #723631		28,262
72,306	5.50%, due 2/15/40, #680537		80,750
			126,055,162

	Total Mortgage-Backed Securities (cost $119,736,377)		126,055,162

	U.S. GOVERNMENT INSTRUMENTALITIES
	U.S. Treasury Notes	11.4%
	U.S. Treasury Note
1,000,000	0.75%, due 11/30/11		1,001,914
5,000,000	1.375%, due 2/15/12		5,030,665
5,000,000	1.375%, due 3/15/12		5,035,745
5,000,000	1.375%, due 4/15/12		5,040,820
	Total U.S. Government Instrumentalities (cost $16,096,931)		16,109,144

Shares

	SHORT-TERM INVESTMENTS	15.8%
13,249,050	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		13,249,050
9,185,205	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		9,185,205
	Total Short-Term Investments (cost $22,434,255)		22,434,255

	Total Investments (cost $158,267,563)	116.3%	164,598,561
	Liabilities less Other Assets	(16.3)%	(23,081,162)
	TOTAL NET ASSETS	100.0%	$141,517,399

(a) Security purchased on a when-issued basis. As of August 31, 2011, the total cost of investments purchased on a when-issued basis was $23,622,656 or 16.7% of total net assets.
(b) Rate shown is the 7-day yield at August 31, 2011.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PIA MODERATE DURATION BOND FUND
Schedule of Investments - August 31, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	25.5%

	Aerospace	0.7%
	Boeing Capital Corp.
$300,000	4.70%, due 10/27/19		$339,017

	Agriculture	2.2%
	Archer-Daniels-Midland Co.
550,000	5.375%, due 9/15/35		607,494
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		511,057
			1,118,551

	Banks	1.8%
	Bank of America Corp.
325,000	5.125%, due 11/15/14		339,192
	CIT Group, Inc.
200,000	7.00%, due 5/1/17		197,750
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13		418,255
			955,197

	Beverages	0.4%
	Coca-Cola Enterprises, Inc.
200,000	1.80%, due 9/1/16 (g)		202,119

	Brokers	0.3%
	Morgan Stanley
150,000	6.625%, due 4/1/18		160,941

	Chemicals	1.5%
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18		454,500
	E.I. Du Pont De Nemours & Co.
250,000	5.75%, due 3/15/19		298,509
			753,009

	Construction Machinery	0.8%
	Caterpillar Financial Services Corp.
400,000	2.00%, due 4/5/13		408,662

	Construction Materials	0.7%
	Vulcan Materials Co.
400,000	7.00%, due 6/15/18		384,000

	Diversified Financial Services	0.7%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16		383,821

	Electric Utilities	1.0%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37		528,605

	Financial Services	0.9%
	Apollo Investment Corp.
200,000	5.75%, due 1/15/16, convertible (g)		186,250
	Ares Capital Corp.
300,000	5.75%, due 2/1/16, convertible (g)		298,125
			484,375

	Hotels	0.8%
	Starwood Hotels & Resorts Worldwide
350,000	7.875%, due 10/15/14		386,750

	Investment Management	0.5%
	Affiliated Managers Group, Inc.
250,000	3.95%, due 8/15/38, convertible		266,563

	Insurance	1.7%
	American International Group, Inc.
500,000	4.25%, due 5/15/13		506,619
	MetLife, Inc.
350,000	5.00%, due 6/15/15		386,936
			893,555

	Machinery	0.7%
	Manitowoc Co., Inc.
350,000	8.50%, due 11/1/20		350,000

	Medical/Drugs	3.9%
	Amgen, Inc.
600,000	6.40%, due 2/1/39		721,697
	AstraZeneca PLC
400,000	5.90%, due 9/15/17		481,131
	GlaxoSmithKline
400,000	5.65%, due 5/15/18		480,045
	Wyeth
275,000	5.45%, due 4/1/17		324,319
			2,007,192

	Medical Instruments	0.8%
	Thermo Fisher Scientific, Inc.
400,000	4.50%, due 3/1/21		433,900

	Mining	0.7%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18		365,780

	Natural Gas Exploration	0.3%
	Bill Barrett Corp.
150,000	5.00%, due 3/15/28, convertible		153,563

	REITS	0.7%
	Vornado Realty L.P.
150,000	3.875%, due 4/15/25, convertible		164,813
200,000	3.625%, due 11/15/26, convertible		200,750
			365,563

	Retail	1.3%
	Nordstrom, Inc.
400,000	4.75%, due 5/1/20		434,077
	Target Corp.
200,000	7.00%, due 1/15/38		258,288
			692,365

	Semiconductors	0.4%
	Intel Corp.
200,000	2.95%, due 12/15/35, convertible		202,250

	Technology	0.4%
	Tech Data Corp.
200,000	2.75%, due 12/15/26, convertible		203,750

	Telecommunications	0.7%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16		241,875
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		132,256
			374,131

	Tools	0.8%
	Stanley Black & Decker Inc.
400,000	5.20%, due 9/1/40		412,298

	Wireless Communications	0.8%
	Motorola, Inc.
400,000	5.375%, due 11/15/12		419,200

	Total Corporate Bonds (cost $12,406,088)		13,245,157

	SOVEREIGN BONDS	2.1%
	Federal Republic of Brazil
700,000	12.50%, due 1/5/16 (f)		524,373
	Republic of Chile
509,480	5.50%, due 8/5/20 (f)		552,222

	Total Sovereign Bonds (cost $976,426)		1,076,595

	MORTGAGE-BACKED SECURITIES	37.8%
	U.S. Government Agencies	37.8%
	FHLMC Pool
90,091	4.50%, due 12/1/14, #B17362		92,971
34,252	4.50%, due 6/1/24, #G13584		36,547
721,588	4.50%, due 10/1/24, #J10934		769,261
52,458	4.50%, due 6/1/25, #G14013		55,973
534,765	5.50%, due 5/1/26, #D96978		586,345
157,797	5.00%, due 7/1/37, #A62994		170,062
1,168,117	5.00%, due 4/1/38, #A75230		1,257,999
276,159	5.50%, due 11/1/38, #G08300		301,976
887,337	5.50%, due 1/1/39, #G05072		970,289
168,887	5.00%, due 2/1/39, #G05518		181,882
938,308	5.00%, due 2/1/40, #A91627		1,010,361
868,449	4.50%, due 5/1/40, #G06047		918,582
140,549	5.50%, due 5/1/40, #G06091		153,907
	FHLMC TBA (a)
150,000	4.00%, due 9/15/40		155,355
3,250,000	4.50%, due 9/15/41		3,430,781
	FNMA Pool
459,086	5.50%, due 1/1/38, #952038		503,295
388,303	5.00%, due 4/1/38, #929301		418,983
929,551	5.50%, due 8/1/38, #889988		1,030,974
344,356	5.00%, due 3/1/39, #995906		371,779
1,364,346	5.00%, due 5/1/40, #AD6374		1,473,849
1,172,657	4.00%, due 1/1/41, #AH0622		1,217,487
	FNMA TBA (a)
400,000	4.00%, due 9/1/40		414,625
	GNMA Pool
19,234	5.00%, due 1/15/34, #626039		21,330
19,055	5.00%, due 6/15/37, #565183		21,040
177,687	4.50%, due 10/15/38, #782441		193,267
449,484	5.00%, due 1/15/39, #708121		496,230
947,612	4.50%, due 6/15/39, #713464		1,046,162
185,274	4.50%, due 9/15/40, #733483		200,917
402,594	5.00%, due 9/15/40, #731669		444,463
996,884	4.50%, due 6/15/41, #724138		1,081,051
498,787	4.50%, due 6/15/41, #749259		542,771
			19,570,514

	Total Mortgage-Backed Securities (cost $19,026,142)		19,570,514

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	30.5%
	Federal Deposit Insurance Corporation
	Guaranteed Corporate Notes	0.9%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12		458,622

	U.S. Treasury Notes	29.6%
	U.S. Treasury Note
8,400,000	1.00%, due 4/30/12		8,452,139
3,600,000	0.375%, due 8/31/12		3,608,860
800,000	1.75%, due 5/31/16		832,997
1,360,000	3.125%, due 5/15/19		1,502,162
930,000	2.625%, due 11/15/20		971,777
			15,367,935

	Total U.S. Government Agencies and
	Instrumentalities (cost $15,701,446)		15,826,557

	OPEN-END FUNDS	4.4%
221,491	PIA BBB Bond Fund		2,281,359

	Total Open-end Funds (cost $2,236,957)		2,281,359

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (c) (d) (cost $0)		—

Shares

	SHORT-TERM INVESTMENTS	6.1%
2,893,096	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (e)		2,893,096
244,174	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b) (e)		244,174
	Total Short-Term Investments (cost $3,137,270)		3,137,270

	Total Investments (cost $53,484,329)	106.4%	55,137,452
	Liabilities less Other Assets	(6.4)%	(3,293,061)
	TOTAL NET ASSETS	100.0%	$51,844,391

(a) Security purchased on a when-issued basis. As of August 31, 2011, the total cost of investments purchased on a when-issued basis was $3,960,000 or 7.6% of total net assets.
(b) A portion of the security is segregated in connection with credit default swap contracts.
(c) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of August 31, 2011, the security had a cost and value of $0 (0.0% of total net assets).
(d) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(e) Rate shown is the 7-day yield at August 31, 2011.
(f) Par and market value for foreign securities are shown in U.S. dollars.
(g) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's Adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2011, the value of these investments was $686,494 or 1.3% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

Schedule of Non-Deliverable Forward Currency Contracts
			Unrealized
Expiration Date	Notional Amount, Currency Sold	Notional Amount, Currency Bought	Depreciation
9/12/11	$499,470, U.S. Dollars	236,000,000, Chilean Peso	($22,965)

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2011 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	8.8%
	Aerospace	0.4%
	Boeing Co.
$550,000	1.875%, due 11/20/12		$557,775

	Banks	1.3%
	Bear Stearns Companies Inc.
420,000	5.35%, due 2/1/12		427,103
	State Street Corp.
700,000	4.30%, due 5/30/14		757,304
	Wells Fargo & Co.
700,000	3.75%, due 10/1/14		745,093
			1,929,500

	Beverages	0.4%
	Coca Cola Enterprises Inc.
500,000	3.75%, due 3/1/12		507,805

	Brokers	0.9%
	Goldman Sachs Group Inc.
500,000	3.625%, due 8/1/12		509,517
	Morgan Stanley
750,000	5.30%, due 3/1/13		776,315
			1,285,832

	Capital Goods	0.9%
	Caterpillar Financial Services Corp.
800,000	2.00%, due 4/5/13		817,323
	John Deere Capital Corp.
484,000	5.10%, due 1/15/13		513,206
			1,330,529

	Computers	0.5%
	Hewlett Packard Co.
600,000	5.25%, due 3/1/12		613,908
150,000	4.50%, due 3/1/13		157,405
			771,313

	Diversified Financial Services
	General Electric Capital Corp.	0.4%
600,000	5.00%, due 11/15/11		605,183

	Electric Utilities	0.7%
	Duke Energy Carolinas
750,000	6.25%, due 1/15/12		764,776
	Southern California Edison Co.
255,000	5.75%, due 3/15/14		284,170
			1,048,946

	Financial Services	0.5%
	CME Group, Inc.
700,000	5.75%, due 2/15/14		775,137

	Medical-Drugs	1.2%
	Abbott Laboratories
500,000	5.15%, due 11/30/12		529,309
	Eli Lilly & Co.
750,000	3.55%, due 3/6/12		761,650
	Merck & Co., Inc.
250,000	5.125%, due 11/15/11		252,319
	Pfizer Inc.
250,000	4.45%, due 3/15/12		255,180
			1,798,458

	Oil & Gas	0.4%
	Chevron Corp.
600,000	3.45%, due 3/3/12		609,074

	Software	0.5%
	Oracle Corp.
700,000	4.95%, due 4/15/13		748,857

	Telecommunications	0.7%
	Verizon Communications Inc.
750,000	5.25%, due 4/15/13		801,708

	Total Corporate Bonds (cost $12,657,025)		12,770,117

	MORTGAGE-BACKED SECURITIES	14.9%
	U.S. Government Agencies	14.9%
	FHLMC ARM Pool (a)
17,146	2.280%, due 8/1/15, #755204		17,391
17,600	2.478%, due 2/1/22, #845113		18,635
44,796	3.442%, due 10/1/22, #635206		45,160
14,238	2.476%, due 6/1/23, #845755		14,417
12,587	2.455%, due 2/1/24, #609231		12,777
511,179	2.526%, due 1/1/25, #785726		539,471
11,757	2.783%, due 1/1/33, #1B0668		11,870
917,719	2.500%, due 10/1/34, #782784		958,713
344,424	2.427%, due 12/1/34, #1G0018		361,990
248,997	2.680%, due 4/1/36, #847671		263,843
	FHLMC Pool
1,213,695	5.00%, due 10/1/38, #G04832		1,308,032
	FNMA ARM Pool (a)
41,411	2.659%, due 7/1/25, #555206		41,813
251,531	2.670%, due 7/1/27, #424953		253,613
95,828	2.475%, due 3/1/28, #556438		101,283
140,109	2.938%, due 6/1/29, #508399		147,718
306,322	2.880%, due 4/1/30, #562912		322,345
99,797	2.496%, due 10/1/30, #670317		100,691
15,268	2.402%, due 7/1/31, #592745		15,454
109,898	2.442%, due 9/1/31, #597196		113,953
32,369	2.402%, due 11/1/31, #610547		33,536
4,180	2.375%, due 4/1/32, #629098		4,226
550,814	2.578%, due 10/1/33, #743454		580,856
1,921,124	2.500%, due 11/1/33, #755253		2,019,682
3,075,057	2.488%, due 5/1/34, #AC5719		3,235,178
705,144	2.395%, due 7/1/34, #779693		741,097
686,188	2.474%, due 10/1/34, #795136		715,460
467,347	2.302%, due 1/1/35, #805391		490,814
222,023	2.685%, due 10/1/35, #845041		234,882
330,148	2.357%, due 10/1/35, #846171		342,737
568,676	2.336%, due 1/1/36, #849264		600,123
224,499	2.511%, due 6/1/36, #872502		237,552
1,648,492	2.542%, due 1/1/37, #906389		1,744,512
1,392,833	2.741%, due 3/1/37, #907868		1,486,156
543,900	2.329%, due 8/1/37, #949772		553,965
209,593	3.094%, due 10/1/37, #955963		217,826
302,280	3.640%, due 11/1/37, #953653		318,176
679,907	4.207%, due 11/1/37, #948183		712,556
	FNMA Pool
1,783	11.00%, due 1/1/13, #415842		1,797
1,403,635	5.00%, due 6/1/40, #AD5479		1,516,292
	GNMA II ARM Pool (a)
13,273	2.125%, due 11/20/21, #8871		13,743
86,107	2.125%, due 10/20/22, #8062		89,158
182,710	2.125%, due 11/20/26, #80011		189,185
45,370	2.125%, due 11/20/26, #80013		46,978
23,749	2.125%, due 12/20/26, #80021		24,590
11,201	2.375%, due 1/20/27, #80029		11,612
198,743	2.625%, due 7/20/27, #80094		206,747
283,005	2.625%, due 8/20/27, #80104		294,402
11,633	2.125%, due 10/20/27, #80122		12,045
100,209	2.375%, due 1/20/28, #80154		103,877
191,182	2.125%, due 10/20/29, #80331		197,957
42,031	2.125%, due 11/20/29, #80344		43,521
			21,670,407

	Total Mortgage-Backed Securities (cost $20,948,923)		21,670,407

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	74.1%
	Federal Deposit Insurance Corporation	16.0%
	Guaranteed Corporate Notes
	Bank of America Corp.
7,000,000	2.10%, due 4/30/12		7,085,386
	CitiBank N.A.
5,000,000	1.75%, due 12/28/12		5,095,385
	General Electric Capital Corp.
9,000,000	3.00%, due 12/9/11		9,065,736
2,000,000	2.00%, due 9/28/12		2,038,322
			23,284,829

	U.S. Government Agencies	10.5%
	FHLMC
7,000,000	2.125%, due 3/23/12		7,074,872
1,500,000	1.375%, due 1/9/13		1,522,536
	FNMA
4,000,000	4.75%, due 11/19/12		4,218,380
2,500,000	0.75%, due 12/18/13		2,517,408
			15,333,196

	U.S. Treasury Notes	47.6%
	U.S. Treasury Note
8,000,000	1.75%, due 11/15/11		8,029,064
8,000,000	1.125%, due 1/15/12		8,033,128
20,000,000	1.375%, due 2/15/12		20,122,660
8,000,000	1.375%, due 5/15/12		8,073,128
1,000,000	1.50%, due 7/15/12		1,012,188
3,300,000	0.625%, due 7/31/12		3,315,728
7,000,000	1.75%, due 8/15/12		7,107,737
8,300,000	1.375%, due 9/15/12		8,406,671
5,000,000	1.375%, due 11/15/12		5,074,025
			69,174,329

	Total U.S. Government Agencies and
	Instrumentalities (cost $107,413,574)		107,792,354

Shares

	SHORT-TERM INVESTMENTS	6.7%
9,814,434	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		9,814,434
	Total Short-Term Investments (cost $9,814,434)		9,814,434

	Total Investments (cost $150,833,956)	104.5%	152,047,312
	Liabilities less Other Assets	(4.5)%	(6,580,147)
	TOTAL NET ASSETS	100.0%	$145,467,165

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2011.
(b) Rate shown is the 7-day yield at August 31, 2011.
ARM - Adjustable Rate Mortgage
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA Funds
Notes to the Schedule of Investments
August 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  Most fixed income securities are categorized in Level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value and are categorized in Level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in Level 1 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2011:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$232,389,563	$—	$232,389,563
Sovereign Bonds	—	29,135,420	—	29,135,420
U.S. Government Instrumentalities	—	2,314,688	—	2,314,688
Total Fixed Income	—	263,839,671	—	263,839,671
Short-Term Investments	14,911,163	—	—	14,911,163
Total Investments	$14,911,163	$263,839,671	$—	$278,750,834

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities – U.S. Government Agencies	$—	$126,055,162	$—	$126,055,162
U.S. Government Instrumentalities	—	16,109,144	—	16,109,144
Total Fixed Income	—	142,164,306	—	142,164,306
Short-Term Investments	22,434,255	—	—	22,434,255
Total Investments	$22,434,255	$142,164,306	$—	$164,598,561

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$6,558,357	$—	$6,558,357
Total Fixed Income	—	6,558,357	—	6,558,357
Short-Term Investments	2,161,275	—	—	2,161,275
Total Investments	$2,161,275	$6,558,357	$—	$8,719,632
Other Financial Investments*	$—	$4,028	$—	$4,028
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized appreciation on the instrument.

PIA Moderate Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$13,245,157	$—	$13,245,157
Sovereign Bonds	—	1,076,595	—	1,076,595
Mortgage-Backed Securities	—	19,570,514	—	19,570,514
U.S. Government Instrumentalities	—	15,826,557	—	15,826,557
Open–End Funds	2,281,359	—	—	2,281,359
Total Fixed Income	2,281,359	49,718,823	—	52,000,182
Short-Term Investments	3,137,270	—	—	3,137,270
Total Investments	$5,418,629	$49,718,823	$—	$55,137,452
Other Financial Investments*	$—	$(22,965)	$—	$(22,965)
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include forward currency contracts, which are valued at the unrealized depreciation on the instruments.

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$12,770,117	$—	$12,770,117
Mortgage-Backed Securities	—	21,670,407	—	21,670,407
U.S. Government Agencies	—	107,792,354	—	107,792,354
Total Fixed Income	—	142,232,878	—	142,232,878
Short-Term Investments	9,814,434	—	—	9,814,434
Total Investments	$9,814,434	$142,232,878	$—	$152,047,312

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at August 31, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended August 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

PIA BBB Bond Fund

Cost of investments	$255,499,486

Gross unrealized appreciation	$24,569,321
Gross unrealized depreciation	(1,317,973)
Net unrealized appreciation	$23,251,348

PIA MBS Bond Fund

Cost of investments	$158,267,563

Gross unrealized appreciation	$6,330,998
Gross unrealized depreciation	—
Net unrealized appreciation	$6,330,998

PIA High Yield Fund

Cost of investments	$8,877,539

Gross unrealized appreciation	$35,302
Gross unrealized depreciation	(193,209)
Net unrealized depreciation	$(157,907)

PIA Moderate Duration Bond Fund

Cost of investments	$53,511,297

Gross unrealized appreciation	$1,740,315
Gross unrealized depreciation	(114,160)
Net unrealized appreciation	$1,626,155

PIA Short-Term Securities Fund

Cost of investments	$150,833,956

Gross unrealized appreciation	$1,217,214
Gross unrealized depreciation	(3,858)
Net unrealized appreciation	$1,213,356

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.  Because the PIA High Yield Fund commenced operations on December 31, 2010, the Fund’s table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    10/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    10/25/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    10/25/11

* Print the name and title of each signing officer under his or her signature.